Income taxes	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax [Abstract]
Disclosure of income tax [text block]
12.	Income taxes

The provision for income taxes is as follows:

	Year ended	Year ended
	December 31, 2017	December 31, 2016
Current income tax expense	$-	$-
Deferred income tax expense (recovery)	37,285	(4,614)
Income tax expense (recovery)	$37,285	$(4,614)

The provision for income taxes varies from the amount that would be computed by applying the combined federal and provincial income tax rates for the following reasons:

	Year ended	Year ended
	December 31, 2017	December 31, 2016
Income (loss) before taxes	$132,324	$(20,348)
Combined federal and provincial income tax rates	27.00%	27.00%
Expected income tax expense (recovery)	35,727	(5,494)
Increase (decrease) in income taxes resulting from:
Non-deductible share based compensation	2,261	1,515
Difference between current and expected tax rates	(703)	(635)
	$37,285	$(4,614)
Effective tax rate	28.18%	22.68%

The movement in deferred income tax liabilities and assets without taking into consideration the offsetting of balances within the same tax jurisdiction is as follows:

Deferred income tax liability	Property, plant and equipment	Derivative asset/liability	Total
Balance at December 31, 2015	$262,997	$11,943	$274,940
Charged (credited) to income	5,192	(18,031)	(12,839)
Balance at December 31, 2016	$268,189	$(6,088)	$262,101
Charged to income	13,522	19,793	33,315
Balance at December 31, 2017	$281,711	$13,705	$295,416

Deferred income tax asset	Decommissioning liability	Non-capital losses	Other	Total
Balance at December 31, 2015	$(12,064)	$(198,649)	$(23,075)	$(233,788)
Charged to income	991	7,200	34	8,225
Credited to equity	-	(264)	(1,059)	(1,323)
Balance at December 31, 2016	$(11,073)	$(191,713)	$(24,100)	$(226,886)
Charged (credited) to income	(1,593)	5,268	295	3,970
Balance at December 31, 2017	$(12,666)	$(186,445)	$(23,805)	$(222,916)

Net deferred income tax liability (asset)
Balance at December 31, 2015	$41,152
Credited to income	(4,614)
Credited to equity	(1,323)
Balance at December 31, 2016	$35,215
Charged to income	37,285
Balance at December 31, 2017	$72,500

The estimated tax pools available at December 31, 2017 are as follows:

Canadian development expenses	$210,758
Canadian exploration expenses	65,994
Canadian oil and gas property expenses	14,631
Non-capital losses	690,538
Undepreciated capital cost	251,203
Capital losses	157,869
Scientific research and experimental development expenditures	32,506
Other	10,900
$1,434,399

The non-capital loss carry forward balances above expire no earlier than 2023.

No deferred tax asset has been recognized for capital losses of $158 million (December 31, 2016 – $158 million). Recognition is dependent on the realization of future taxable capital gains.